  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 2, 2001
  ------------------------------------------------------------------------

                                                    FILE NOS.    333-96115
                                                                 811-09227

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 4 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                              AMENDMENT NO. 18 /X/

               ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                            NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
        (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
           (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                        ANGELA M. KING, ESQUIRE
FREEDMAN, LEVY, KROLL & SIMONDS                 ALLSTATE LIFE INSURANCE COMPANY
1050 CONNECTICUT AVENUE, N.W.                   3100 SANDERS ROAD
SUITE 825                                       SUITE J5B
WASHINGTON, D.C. 20036-5366                     NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on (date) pursuant to paragraph (b) of Rule 485
/X/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Life Insurance Company Separate Account A under deferred variable annuity contracts.

                                EXPLANATORY NOTE

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding the Earnings Protection Death Benefit Option ("new Option") to the Putnam Allstate Advisor Plus deferred variable annuity contract ("Contract") described in the currently effective prospectus and statement of additional information for the Contract, each dated October 2, 2000, included in the registration statement. The new Option will be offered to new and existing Contract owners and may be selected on its own or in addition to any existing death or income benefit option. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                       ALLSTATE LIFE INSURANCE COMPANY
            ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

               SUPPLEMENT, DATED ___________, 2001, TO THE
                PROSPECTUS DATED OCTOBER 2, 2000 FOR THE:
                PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITY
              PUTNAM ALLSTATE ADVISOR PLUS VARIABLE ANNUITY
           PUTNAM ALLSTATE ADVISOR PREFERRED VARIABLE ANNUITY


This supplement describes the Earnings Protection Death Benefit Option now available with the Putnam Allstate Advisor, Putnam Allstate Advisor Plus, and Putnam Allstate Advisor Preferred Variable Annuity Contracts (each, a "Contract"), offered by Allstate Life Insurance Company. This supplement also describes the Free Withdrawal Amount now available with the Putnam Allstate Advisor Preferred Contract. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.


Your prospectus is amended as follows:

Page 2: Insert the following to the Table of Contents after "Appendix D":

Appendix E                                  E-1


Page 3:  Add the following to the list of "Important Terms":

                                                             Page
Earnings Protection Death Benefit Option                      __
Excess of Earnings Withdrawal                                 __
In-Force Premium                                              __
In-Force Earnings                                             __


Page 4: Replace the third bullet under the heading "Overview of Contracts" with the following bullet:

- The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT has a higher mortality and expense risk charge (1.65%), no contract maintenance charge, a lower withdrawal charge (up to 2%) with a shorter withdrawal charge period (2 years), and an annual Free Withdrawal Amount.


Page 6: Insert the following bullet after the first bullet under the subheading "All Contracts" under the heading "Expenses":

- If you select the EARNINGS PROTECTION DEATH BENEFIT OPTION you would pay an additional mortality and expense risk charge of 0.20% or 0.35% (depending on the age of the oldest Owner and Annuitant on the date we receive the completed application or request to add the Option, whichever is later ("Rider Application Date"))


Page 7: Replace the paragraph under the heading "Death Benefits" with the following paragraph:

If you die before income payments begin, we will pay the death benefit described in the Contract. We also offer an Enhanced Beneficiary Protection Option and an Earnings Protection Death Benefit Option.

Page 9: Replace the first asterisked statement under the table entitled "Contract Owner Transaction Expenses" with the following:

* Each Contract Year, you may withdraw up to the FREE WITHDRAWAL AMOUNT offered under your Contract without incurring a withdrawal charge. See "Withdrawal Charges", for more information.


Page 9: Replace the table entitled "Variable Account Annual Expenses" with the following tables:

Putnam Allstate Advisor
----------------------- --------------------- -------------------- ---------------------  --------------------
                                                                                          With the Earnings
                                                                                          Protection Death
                                                                                          Benefit Option and
                                              With the Enhanced    With the Earnings      the Enhanced
                                              Beneficiary          Protection Death       Beneficiary
                        Basic Contract        Protection Option    Benefit Option         Protection Option
----------------------- --------------------- -------------------- ---------------------  --------------------
Mortality and Expense   1.25%                 1.40%                1.60%*                 1.75%*
Risk Charge
----------------------- --------------------- -------------------- ---------------------  --------------------
Total Variable          1.25%                 1.40%                1.60%                 1.75%
Account Annual
Expenses
----------------------- --------------------- -------------------- ---------------------  --------------------

Putnam Allstate Advisor Plus
----------------------- ---------------------- -------------------- --------------------  --------------------
                                                                                          With the Earnings
                                                                                          Protection Death
                                                                                          Benefit Option and
                                              With the Enhanced     With the Earnings     the Enhanced
                                              Beneficiary           Protection Death      Beneficiary
                        Basic Contract        Protection Option     Benefit Option        Protection Option
----------------------- --------------------- --------------------- --------------------  --------------------
Mortality and Expense   1.60%                 1.75%                 1.95%*                2.10%*
Risk Charge
----------------------- --------------------- --------------------- --------------------  --------------------
Total Variable          1.60%                 1.75%                 1.95%                 2.10%
Account Annual
Expenses
----------------------- --------------------- -------------------- --------------------- --------------------


Putnam Allstate Advisor Preferred
----------------------- --------------------- -------------------- -------------------- --------------------
                                                                                        With the Earnings
                                                                                        Protection Death
                                                                                        Benefit Option and
                                              With the Enhanced    With the Earnings    the Enhanced
                                              Beneficiary          Protection Death     Beneficiary
                        Basic Contract        Protection Option    Benefit Option       Protection Option
----------------------- --------------------- -------------------- -------------------- --------------------
Mortality and Expense   1.65%                 1.80%                2.00%*               2.15%*
Risk Charge
----------------------- --------------------- -------------------- -------------------- --------------------
Total Variable          1.65%                 1.80%                2.00%                2.15%
Account Annual
Expenses
----------------------- --------------------- -------------------- --------------------- --------------------

* The mortality and expense risk charge shown for the Earnings Protection Death Benefit Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner and Annuitant is 65 or younger on the Rider Application Date, the charge for the Option is 0.20% and the mortality and expense risk charge would be lower by 0.15%.

Page 11:  Replace Example 1 with the following:

Example 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

-        invested $1,000 in a Variable Sub-Account,
-        earned a 5% annual return on your investment,

- surrendered your Contract, or began receiving income payments for a specified period of less than 120 months, at the end of each time period,
-        elect the Enhanced Beneficiary Protection Option,
- elect the Earnings Protection Death Benefit Option elect the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date), and
-        elect Retirement Income Guarantee Rider 2 (assuming Income Base B).

THE EXAMPLE ASSUMES THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ABOVE ARE IN EFFECT FOR THE TIME PERIODS PRESENTED BELOW. THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


                               Putnam Allstate                       Putnam Allstate                     Putnam Allstate
                                   Advisor                            Advisor Plus                      Advisor Preferred
                                   -------                            ------------                      -----------------
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------  ------  -------  -------  --------  ------  -------  -------  --------
Putnam American
Government Income         $92     $142     $195     $356     $105    $181     $242     $399     $46      $110    $186     $389
Putnam Asia Pacific
Growth                    $94     $149     $206     $378     $107    $187     $253     $420     $48      $117    $197     $410
Putnam Capital
Appreciation              $92     $143     $196     $358     $105    $181     $243     $401     $46      $110    $187     $390
Putnam Diversified
Income                    $91     $138     $189     $345     $104    $177     $236     $388     $45      $106    $180     $377
The George Putnam Fund    $91     $140     $191     $350     $104    $179     $239     $394     $45      $108    $183     $382
Putnam Global Asset
Allocation                $91     $138     $188     $344     $104    $177     $236     $388     $45      $106    $180     $376
Putnam Global Growth      $90     $137     $186     $340     $103    $175     $233     $382     $44      $105    $178     $373
Putnam Growth and
Income                    $88     $130     $175     $317     $101    $168     $221     $360     $42      $98     $166     $351
Putnam Growth
Opportunities             $92     $142     $195     $356     $105    $181     $242     $399     $46      $110    $186     $389
Putnam Health Sciences    $91     $140     $191     $350     $105    $181     $242     $399     $45      $108    $183     $382
Putnam High Yield         $90     $137     $186     $339     $103    $175     $232     $381     $44      $104    $177     $372
Putnam Income             $90     $135     $183     $334     $102    $173     $230     $377     $44      $103    $175     $367
Putnam International
Growth                    $93     $146     $201     $368     $107    $186     $251     $416     $47      $113    $192     $400
Putnam International
Growth and Income         $93     $144     $199     $364     $106    $183     $246     $408     $47      $112    $190     $396
Putnam International
New Opportunities         $97     $157     $220     $404     $112    $202     $277     $465     $51      $125    $211     $435
Putnam Investors          $90     $136     $185     $338     $104    $179     $239     $394     $44      $104    $177     $371
Putnam Money Market       $88     $130     $174     $316     $101    $169     $223     $363     $42      $97     $166     $350
Putnam New
Opportunities             $89     $133     $179     $326     $102    $171     $227     $371     $43      $100    $171     $359
Putnam New Value          $91     $139     $190     $347     $104    $178     $237     $391     $45      $107    $181     $379
Putnam OTC & Emerging
Growth                    $92     $142     $195     $356     $105    $181     $242     $399     $46      $110    $186     $389
Putnam Research           $91     $140     $192     $352     $104    $179     $239     $394     $45      $108    $184     $384
Putnam Small Cap Value    $96     $154     $214     $393     $110    $196     $267     $446     $50      $121    $205     $424
Putnam Technology         $95     $151     $209     $384     $108    $190     $257     $427     $49      $118    $200     $415
Putnam Utilities
Growth and Income         $90     $136     $185     $338     $103    $175     $233     $382     $44      $104    $177     $371
Putnam Vista              $90     $137     $187     $342     $103    $176     $235     $387     $44      $105    $179     $375
Putnam Voyager            $89     $132     $178     $324     $101    $170     $225     $368     $43      $100    $170     $357
Putnam Voyager II         $93     $145     $200     $366     $106    $184     $247     $409     $47      $113    $191     $398

Page 12:  Replace Example 2 with the following:

Example 2

Same assumptions as Example 1 above, except that you decide not to surrender your Contract, or you begin receiving income payments for at least 120 months if under an Income Plan for a specified period, at the end of each period.

                               Putnam Allstate                    Putnam Allstate                       Putnam Allstate
                                   Advisor                         Advisor Plus                        Advisor Preferred
                                   -------                         ------------                        -----------------
                         1 Year 3 Years 5 Years 10 Years   1 Year 3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
                         ------ ------- ------- --------   ------ -------  -------  --------  ------  -------  -------  --------
Putnam American
Government Income         $33     $100     $169     $356     $37     $113     $191     $399     $36      $110    $186     $389
Putnam Asia Pacific
Growth                    $35     $106     $181     $378     $39     $119     $202     $420     $38      $117    $197     $410
Putnam Capital
Appreciation              $33     $100     $170     $358     $37     $113     $192     $401     $36      $110    $187     $390
Putnam Diversified
Income                    $31      $96     $163     $345     $36     $109     $185     $388     $35      $106    $180     $377
The George Putnam Fund    $32      $97     $166     $350     $36     $111     $188     $394     $35      $108    $183     $382
Putnam Global Asset
Allocation                $31      $96     $163     $344     $36     $109     $185     $388     $35      $106    $180     $376
Putnam Global Growth      $31      $94     $161     $340     $35     $107     $182     $382     $34      $105    $178     $373
Putnam Growth and
Income                    $28      $87     $149     $317     $33     $100     $170     $360     $32      $98     $166     $351
Putnam Growth
Opportunities             $33     $100     $169     $356     $37     $113     $191     $399     $36      $110    $186     $389
Putnam Health Sciences    $32      $97     $166     $350     $37     $113     $191     $399     $35      $108    $183     $382
Putnam High Yield         $31      $94     $160     $339     $35     $107     $181     $381     $34      $104    $177     $372
Putnam Income             $30      $93     $158     $334     $34     $105     $179     $377     $34      $103    $175     $367
Putnam International
Growth                    $34     $103     $175     $368     $39     $118     $200     $416     $37      $113    $192     $400
Putnam International
Growth and Income         $33     $102     $173     $364     $38     $115     $195     $408     $37      $112    $190     $396
Putnam International
New Opportunities         $38     $115     $194     $404     $44     $134     $226     $465     $41      $125    $211     $435
Putnam Investors          $31      $94     $160     $338     $36     $111     $188     $394     $34      $104    $177     $371
Putnam Money Market       $28      $87     $149     $316     $33     $101     $172     $363     $32      $97     $166     $350
Putnam New
Opportunities             $29      $90     $154     $336     $34     $103     $176     $371     $33      $100    $171     $359
Putnam New Value          $31      $96     $164     $347     $36     $110     $186     $391     $35      $107    $181     $379
Putnam OTC & Emerging
Growth                    $33     $100     $169     $356     $37     $113     $191     $399     $36      $110    $186     $389
Putnam Research           $32      $98     $167     $352     $36     $111     $188     $394     $35      $108    $184     $384
Putnam Small Cap Value    $37     $111     $189     $393     $42     $128     $216     $446     $40      $121    $205     $424
Putnam Technology         $35     $108     $184     $384     $40     $122     $206    $4271     $39      $118    $200     $415
Putnam Utilities
Growth and Income         $31      $94     $160     $338     $35     $107     $182     $382     $34      $104    $177     $371
Putnam Vista              $31      $95     $162     $342     $35     $108     $184     $387     $34      $105    $179     $375
Putnam Voyager            $29      $89     $153     $324     $33     $102     $174     $368     $33      $100    $170     $357
Putnam Voyager II         $34     $103     $174     $366     $38     $116     $196     $409     $37      $113    $191     $398


Please remember that you are looking at examples and not a representation of past or future expenses. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. The above examples assume the election of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date), and the Retirement Income Guarantee Rider 2 and that Income Base B is applied. If any or all of these features were not elected, the expense figures shown above would be slightly lower. To reflect the contract maintenance charge in the examples (for Putnam Allstate Advisor Contracts only), we estimated an equivalent percentage charge, based on an assumed average Contract size of $45,000. If the actual average Contract size of $57,320 were used, no contract maintenance charge would be applicable, and the expense figures shown above would be slightly lower.

Page 14: Replace the last sentence of the second paragraph under the heading "Contract Owner" with the following sentence:

If you select the Enhanced Beneficiary Protection Option, Earnings Protection Death Benefit Option or a Retirement Income Guarantee Rider, the maximum age of any Owner on the Rider Application Date is 75.


Page 14: Replace the last sentence of the first paragraph under the heading "Annuitant" with the following sentence:

If you select the Enhanced Beneficiary Protection Option, Earnings Protection Death Benefit Option or a Retirement Income Guarantee Rider, the maximum age of any Annuitant on the Rider Application Date is 75.


Page 17: Replace the last sentence of the third paragraph under the heading "Accumulation Unit Value" with the following:

We also determine separate sets of Accumulation Unit Values for each Contract that reflect the cost of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option, and the Enhanced Beneficiary Protection Option together with the Earnings Protection Death Benefit Option.


Page 22: Insert the following at the end of the first paragraph under the heading "Mortality and Expense Risk Charge":


If you select the Earnings Protection Death Benefit Option, the mortality and expense risk charge will include an additional 0.20% for the Option if, on the Rider Application Date, both the oldest Owner and Annuitant are age 65 or younger, and an additional 0.35% for the Option if, on the Rider Application Date, either the oldest Owner or Annuitant is over age 65 and both are 75 or younger. We charge the additional fees for the Enhanced Beneficiary
Protection Option and the Earnings Protection Death Benefit Option to compensate us for the additional risk that we accept by providing the Options.

Page 22: Replace the last two sentences of the second paragraph under the heading "Mortality and Expense Risk Charge," with the following:

Allstate reserves the right to raise the charge for the Earnings Protection Death Benefit Option to up to 0.30% if the oldest Owner and Annuitant are age 65 or younger on the Rider Application Date, and up to 0.50% if either the oldest Owner or Annuitant is over age 65 and both are 75 or younger on the Rider Application Date. However, once the Enhanced Beneficiary Protection Option or the Earnings Protection Death Benefit Option is in effect, Allstate cannot change the fee that applies to your Contract for such Option, except upon a spousal continuation of the Contract, as described under "Death Benefit Payments".

Page 22: Replace the sentence describing "Putnam Allstate Advisor Preferred Contracts" under the heading "Withdrawal Charge" with the following:

Under PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.


Page 30: Insert the following section at the end of the section entitled "Death Benefit Amount":

EARNINGS PROTECTION DEATH BENEFIT OPTION

If the oldest Contract Owner and Annuitant are age 75 or younger as of the Rider Application Date, you may elect the Earnings Protection Death Benefit Option. You may elect the Earnings Protection Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. We will issue a rider to your Contract if you elect the Earnings Protection Death Benefit Option. The Earnings Protection Death Benefit Option may not be available in all states. We may discontinue the offering of this Option at any time. The Earnings Protection Death Benefit Option and the daily charge for the Option will terminate upon the change of Contract Owner or Annuitant for reasons other than death.

Under the Earnings Protection Death Benefit Option, if the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, the death benefit is increased by:

      - the lesser of 100% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 40% of In-Force Earnings.

If the oldest Contract Owner or Annuitant is over age 65 and both are age 75 or younger on the Rider Application Date, the death benefit is increased by:

      - the lesser of 50% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 25% of In-Force Earnings.

For the purpose of calculating the Earnings Protection Death Benefit, the following definitions apply:

      IN-FORCE PREMIUM equals the Contract Value on the date the Earnings Protection Death Benefit Option is made a part of the Contract ("RIDER DATE") plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

      IN-FORCE EARNINGS equals the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

      An EXCESS-OF-EARNINGS WITHDRAWAL is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Earnings Protection Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Earnings Protection Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Earnings Protection Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Earnings Protection Death Benefit Option may not be appropriate. For purposes of calculating the Earnings Protection Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your sales representative can help you decide if the Earnings Protection Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Earnings Protection Death Benefit Option, see Appendix E.


Page 31: Insert the following after the fifth paragraph under the heading "Death of Contract Owner":

If you elected the Earnings Protection Death Benefit Option, and your spouse continues the Contract as described above, the Earnings Protection Death Benefit Option and the daily charge for this Option will terminate if the oldest new Contract Owner and Annuitant are over age 75 on the date the Contract is continued, or if the new Contract Owner elects to terminate the Option. If the Earnings Protection Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date will be reset to the date the Contract is continued. The age of the oldest Contract Owner and Annuitant under the continued Contract as of the new Rider Date will be used to determine the Earnings Protection Death Benefit after the new Rider Date. Also, the age of the oldest Contract Owner and Annuitant under the continued Contract as of the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.


Page 31: Insert the following after the third paragraph under the heading "Death of Annuitant":

The Earnings Protection Death Benefit Option will terminate upon the death of the Annuitant unless you continue the Contract as described above. If the Contract is continued, then this Option will continue with the original Rider Date, the original rates for calculating the Earnings Protection Death Benefit, and the original mortality and expense risk charge. If the oldest Contract Owner or Annuitant was over age 65 on the Rider Application Date and you continue the Contract, you will continue with the higher mortality and expense risk charge (0.35%) and lower Earnings Protection Death Benefit associated with those ages. Therefore, it may not be to your advantage to continue the Contract with this Option if the Contract Owner and new Annuitant are younger than age 66. Your sales representative can help you decide whether to select the Option and/or continue the Contract with this Option.

Page 35: Insert the following after the second paragraph under the heading "Tax Qualified Contracts":

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit a death benefit, including that provided by the optional Earnings Protection Death Benefit, from being provided under the Contracts when we issue the Contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, it is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the contract would not be viewed as satisfying the requirements of an IRA.


It is also possible that the Earnings Protection Death Benefit could be characterized as an incidental death benefit. If the Earnings Protection Death Benefit were so characterized, this could result in currently taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.


Page C-2: Add the following sentence to the end of the first asterisked statement appearing at the end of Appendix C:

In addition, no separate Accumulation Unit Values reflecting the Earnings Protection Death Benefit Option are shown as that Option was not offered until ____________, 2001.


Page D-1: Delete Appendix D and insert the following:



-----------------------------   -----------------------------  ----------------------------  ----------------------------------
Feature                                  ADVISOR                       ADVISOR PLUS                ADVISOR PREFERRED
-----------------------------   -----------------------------  ----------------------------  ----------------------------------
Maximum Age of Contract
Owner and Annuitant on
the Issue Date                  90                             85                             90
-----------------------------   -----------------------------  ----------------------------   ---------------------------------
Minimum Initial Purchase
Payment                         $1,000                         $10,000                        $10,000
-----------------------------   -----------------------------  ----------------------------   ---------------------------------
Fixed Account Options           -  Standard Fixed Account      -   Standard Fixed Account     -   Standard Fixed Account
                                    Option                         Option                         Option
                                -  6 Month Dollar Cost
                                    Averaging Option
                                -  12 Month Dollar Cost
                                    Averaging Option
-----------------------------   -----------------------------   --------------------------    ---------------------------------
Credit Enhancement              None                            4% applied to all purchase
                                                                payments                      None
-----------------------------   -----------------------------   ---------------------------   ---------------------------------
Contract Maintenance Charge     $30 per year, full amount
                                on surrender (waived in
                                certain cases)                  None                          None
-----------------------------   -----------------------------   ---------------------------   ---------------------------------
Mortality and Expense Risk
Charge (without optional
benefit)                        1.25%                           1.60%                         1.65%
-----------------------------   -----------------------------   ---------------------------   ---------------------------------
Free Withdrawal Amount          greater of earnings not         15% of purchase payments      15% of purchase payments
(each Contract Year)            previously withdrawn, or 15%
                                of purchase payments
-----------------------------   -----------------------------   ---------------------------   ---------------------------------
Withdrawal Charge               Year:  0 1 2 3 4 5 6 7+         Year: 0 1 2 3 4 5 6 7 8+      Year: 0 1 2+
(measured from number of        %:     7 7 6 5 4 3 2 0          %:    8 8 8 7 6 5 4 3 0       %:    2 1  0
complete years since we
received the purchase
payment)(as a percentage
of purchase payments
withdrawn in excess of the
Free Withdrawal Amount)
-----------------------------   -----------------------------   ---------------------------   ---------------------------------
Withdrawal Charge Waivers       Yes                                       Yes                                 No
-----------------------------   -----------------------------   ---------------------------   ---------------------------------

Insert the following as Appendix E at new page E-1:


                                           APPENDIX E

                     CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT OPTION*

EXAMPLE 1:

Assume that the oldest Owner or Annuitant is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

The calculation is:

                                                                    Advisor,
                                                                 Advisor Plus &
                                                                     Advisor
                                                                    Preferred
 (A)   Contract Value:                                              $125,000.00
 (B)   Total Purchase Payments:                                     $100,000.00
 (C)   Total Excess-of-Earnings Withdrawals:                              $0.00
 (D)   In-Force Premium:                                            $100,000.00
 (E)   In-Force Earnings:       (E) = (A) - (D)                      $25,000.00
 (F)   Cap:                     (F) = 100% * (D)                    $100,000.00
-------------------------------------------------------------------------------
       EARNINGS PROTECTION
 (G)   DEATH BENEFIT**:          (G) = MIN[40% * (E); (F)]           $10,000.00
-------------------------------------------------------------------------------
* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

** If the oldest Owner and Annuitant had been between the ages of 66 and 75 on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2:

     Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

 (1)   Contract Value:                                              $105,000.00
 (2)   Total Purchase Payments:                                     $100,000.00
 (3)   Prior Excess-of-Earnings Withdrawals:                              $0.00
       In-Force
 (4)   Premium:                                                     $100,000.00
 (5)   In-Force Earnings:       (5) = (1) - (4)                       $5,000.00
       Withdrawal
 (6)   Amount:                                                       $10,000.00
       Excess-of-Earnings       (7) = (6) - (5) and cannot be
 (7)   Withdrawal:              negative                              $5,000.00
       Total
       Excess-of-Earnings
 (8)   Withdrawals:             (8) = (3) + (7)                       $5,000.00

The calculation of the Earnings Protection Death Benefit is:

 (A)   Contract Value:                                              $114,000.00
 (B)   In-Force Premium (before withdrawal):                        $100,000.00
 (C)   Total Excess-of-Earnings Withdrawals:                          $5,000.00
 (D)   In-Force Premium (after withdrawal):                          $95,000.00
 (E)   In-Force Earnings:       (E) = (A) - (D)                      $19,000.00
 (F)   Cap:                     (F) = 100% * (D)                     $95,000.00
-------------------------------------------------------------------------------
       EARNINGS PROTECTION
 (G)   DEATH BENEFIT**:         (G) = MIN[40% * (E); (F)]             $7,600.00
-------------------------------------------------------------------------------
* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

** If the oldest Owner and Annuitant had been between the ages of 66 and 75 on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

EXAMPLE 3:

     This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner or Annuitant is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Earnings Protection Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Allstate receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

 (1)   Contract Value:                                              $130,000.00

 (2)   Contract Value on Rider Date:                                $110,000.00
 (3)   Prior Excess-of-Earnings Withdrawals:                              $0.00
       In-Force
 (4)   Premium:                                                     $110,000.00
 (5)   In-Force Earnings:       (5) = (1) - (4)                      $20,000.00
       Withdrawal
 (6)   Amount:                                                       $50,000.00
       Excess-of-Earnings       (7) = (6) - (5) and cannot be
 (7)   Withdrawal:              negative                             $30,000.00
       Total
       Excess-of-Earnings
 (8)   Withdrawals:             (8) = (3) + (7)                      $30,000.00

The calculation of the Earnings Protection Death Benefit is:

 (A)   Contract Value:                                              $140,000.00
       In-Force Premium (before withdrawal and purchase
 (B)   payment):                                                    $110,000.00
 (C)   Total Excess-of-Earnings Withdrawals:                         $30,000.00
 (D)   Additional Purchase Payment:                                  $40,000.00
       In-Force Premium (after withdrawal and purchase
 (E)   payment):                                                    $120,000.00
 (F)   In-Force Earnings:       (F) = (A) - (E)                      $20,000.00
 (G)   Cap:                     (G) = 50% * (E)                      $60,000.00
-------------------------------------------------------------------------------
       EARNINGS PROTECTION
 (H)   DEATH BENEFIT**:         (H) = MIN[25% * (F); (G)]             $5,000.00
-------------------------------------------------------------------------------
* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

** If the oldest Owner and Annuitant had been 65 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

                      ALLSTATE LIFE INSURANCE COMPANY
            ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

              SUPPLEMENT, DATED _______________, 2001, TO THE
         STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 2, 2000
             FOR THE: PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITY
               PUTNAM ALLSTATE ADVISOR APEX VARIABLE ANNUITY
               PUTNAM ALLSTATE ADVISOR PLUS VARIABLE ANNUITY
            PUTNAM ALLSTATE ADVISOR PREFERRED VARIABLE ANNUITY


This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the Putnam Allstate Advisor, Putnam Allstate Advisor Apex, Putnam Allstate Advisor Plus, and Putnam Allstate Advisor Preferred Variable Annuity Contracts (collectively, the "Contracts") offered by Allstate Life Insurance Company ("Allstate"), to add the Earnings Protection Death Benefit Option to the Contracts and to add the Free Withdrawal Amount provision to the Putnam Allstate Advisor Preferred Contract.

Page 4: Delete the parenthetical after the first sentence of the second paragraph under the heading "Standardized Total Returns" and insert the following:

(The Free Withdrawal Amount is not applicable with the Putnam Allstate Advisor Apex Contract.)

Page 4: Delete the last sentence of the fifth paragraph under the heading "Standardized Total Returns" and insert the following:

Contracts with the Earnings Protection Death Benefit Option were first offered to the public on _____________, 2001. Accordingly, performance shown for periods prior to those dates reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts as if they had been available throughout the periods shown.

Page 5: Delete the last sentence of the fifth paragraph under the heading "Non-Standardized Total Returns" and insert the following:

Contracts with the Earnings Protection Death Benefit Option were first offered to the public on _____________, 2001. Accordingly, performance shown for periods prior to those dates reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts as if they had been available throughout the periods shown.

Page 5: Insert the following at the end of the second paragraph under the heading "Adjusted Historical Total Returns":

Where returns included in the following tables give effect to the Earnings Protection Death Benefit Option, the performance figures have been adjusted to reflect the current charge for the feature as if that feature had been available throughout the periods shown.

Page 11: Replace the two paragraphs under the heading "Experts" with the following:

The consolidated financial statements of Allstate as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and related financial statement schedules that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Page 11: Replace the first sentence under the heading "Financial Statements" with the following:

The financial statements of the Variable Account as of December 31, 2000 and for the periods in the two years then ended, the financial statements and related financial statement schedule of Allstate as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the accompanying Independent Auditors' Reports appear in the pages that follow.

Appendix A:

Delete the second bullet in the first paragraph under the heading "Putnam Allstate Advisor Contract" and insert the following:

-        1.40% with the Enhanced Beneficiary Protection Option, or

- 1.45% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date), or

- 1.60% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date), or

- 1.60% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date) and the Enhanced Beneficiary Protection Option.

- 1.75% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date) and the Enhanced Beneficiary Protection Option.

Appendix B:

Delete the second bullet in the first paragraph under the heading "Putnam Allstate Advisor Apex Contract" and insert the following:

-        0.95% with the Enhanced Beneficiary Protection Option, or

- 1.00% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date), or

- 1.15% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date), or

- 1.15% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date) and the Enhanced Beneficiary Protection Option.

- 1.30% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date) and the Enhanced Beneficiary Protection Option.

Appendix C:

Delete the second bullet in the first paragraph under the heading "Putnam Allstate Advisor Plus Contract" and insert the following:

-        1.75% with the Enhanced Beneficiary Protection Option, or

- 1.80% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date), or

- 1.95% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date), or

- 1.95% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date) and the Enhanced Beneficiary Protection Option.

- 2.10% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date) and the Enhanced Beneficiary Protection Option.

Appendix D:

Delete the second bullet in the first paragraph under the heading "Putnam Allstate Advisor Preferred Contract" and insert the following:

-        1.80% with the Enhanced Beneficiary Protection Option, or

- 1.85% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date), or

- 2.00% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date), or

- 2.00% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date) and the Enhanced Beneficiary Protection Option.

- 2.15% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date) and the Enhanced Beneficiary Protection Option.

Appendices A, B, C and D:

For each Appendix, replace the parenthetical describing the first performance table under the heading "Standardized Total Returns" with the following:

(Without the Earnings Protection Death Benefit Option, the Enhanced Beneficiary Protection Option or Retirement Income Guarantee Rider)

For each Appendix, add the following tables to the performance tables under the heading "Standardized Total Returns":

(With the Earnings Protection Death Benefit Option, assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date)

Variable Sub-Account                                                             Since Inception of Sub-Account
Putnam American Government Income                                                                %
Putnam Asia Pacific Growth                                                                       %
Putnam Capital Appreciation                                                                      %
Putnam Diversified Income                                                                        %
The George Putnam Fund                                                                           %
Putnam Global Asset Allocation                                                                   %
Putnam Global Growth                                                                             %
Putnam Growth and Income                                                                         %
Putnam Growth Opportunities                                                                      %
Putnam Health Sciences                                                                           %
Putnam High Yield                                                                                %
Putnam Income                                                                                    %
Putnam International Growth                                                                      %
Putnam International Growth and Income                                                           %
Putnam International New Opportunities                                                           %
Putnam Investors                                                                                 %
Putnam Money Market                                                                              %
Putnam New Opportunities                                                                         %

Putnam New Value                                                                                 %
Putnam OTC & Emerging Growth                                                                     %
Putnam Research                                                                                  %
Putnam Small Cap Value                                                                           %
Putnam Technology                                                                                %
Putnam Utilities Growth and Income                                                               %
Putnam Vista                                                                                     %
Putnam Voyager                                                                                   %
Putnam Voyager II                                                                                %

(With the Earnings Protection Death Benefit Option, assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date)

Variable Sub-Account                                                             Since Inception of Sub-Account
Putnam American Government Income                                                                %
Putnam Asia Pacific Growth                                                                       %
Putnam Capital Appreciation                                                                      %
Putnam Diversified Income                                                                        %
The George Putnam Fund                                                                           %
Putnam Global Asset Allocation                                                                   %
Putnam Global Growth                                                                             %
Putnam Growth and Income                                                                         %
Putnam Growth Opportunities                                                                      %
Putnam Health Sciences                                                                           %
Putnam High Yield                                                                                %
Putnam Income                                                                                    %
Putnam International Growth                                                                      %
Putnam International Growth and Income                                                           %
Putnam International New Opportunities                                                           %
Putnam Investors                                                                                 %
Putnam Money Market                                                                              %
Putnam New Opportunities                                                                         %
Putnam New Value                                                                                 %
Putnam OTC & Emerging Growth                                                                     %
Putnam Research                                                                                  %
Putnam Small Cap Value                                                                           %
Putnam Technology                                                                                %
Putnam Utilities Growth and Income                                                               %
Putnam Vista                                                                                     %
Putnam Voyager                                                                                   %
Putnam Voyager II                                                                                %

(With the Earnings Protection Death Benefit Option [assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date] and Enhanced Beneficiary Protection Option)

Variable Sub-Account                                                             Since Inception of Sub-Account
Putnam American Government Income                                                                %
Putnam Asia Pacific Growth                                                                       %
Putnam Capital Appreciation                                                                      %
Putnam Diversified Income                                                                        %
The George Putnam Fund                                                                           %
Putnam Global Asset Allocation                                                                   %
Putnam Global Growth                                                                             %
Putnam Growth and Income                                                                         %
Putnam Growth Opportunities                                                                      %
Putnam Health Sciences                                                                           %
Putnam High Yield                                                                                %
Putnam Income                                                                                    %
Putnam International Growth                                                                      %
Putnam International Growth and Income                                                           %
Putnam International New Opportunities                                                           %
Putnam Investors                                                                                 %
Putnam Money Market                                                                              %

Putnam New Opportunities                                                                         %
Putnam New Value                                                                                 %
Putnam OTC & Emerging Growth                                                                     %
Putnam Research                                                                                  %
Putnam Small Cap Value                                                                           %
Putnam Technology                                                                                %
Putnam Utilities Growth and Income                                                               %
Putnam Vista                                                                                     %
Putnam Voyager                                                                                   %
Putnam Voyager II                                                                                %

(With the Earnings Protection Death Benefit Option [assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date] and Retirement Income Guarantee Rider 2)

Variable Sub-Account                                                             Since Inception of Sub-Account
Putnam American Government Income                                                                %
Putnam Asia Pacific Growth                                                                       %
Putnam Capital Appreciation                                                                      %
Putnam Diversified Income                                                                        %
The George Putnam Fund                                                                           %
Putnam Global Asset Allocation                                                                   %
Putnam Global Growth                                                                             %
Putnam Growth and Income                                                                         %
Putnam Growth Opportunities                                                                      %
Putnam Health Sciences                                                                           %
Putnam High Yield                                                                                %
Putnam Income                                                                                    %
Putnam International Growth                                                                      %
Putnam International Growth and Income                                                           %
Putnam International New Opportunities                                                           %
Putnam Investors                                                                                 %
Putnam Money Market                                                                              %
Putnam New Opportunities                                                                         %
Putnam New Value                                                                                 %
Putnam OTC & Emerging Growth                                                                     %
Putnam Research                                                                                  %
Putnam Small Cap Value                                                                           %
Putnam Technology                                                                                %
Putnam Utilities Growth and Income                                                               %
Putnam Vista                                                                                     %
Putnam Voyager                                                                                   %
Putnam Voyager II                                                                                %

(With the Earnings Protection Death Benefit Option
[assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date], Enhanced Beneficiary Protection Option and Retirement Income Guarantee Rider 2)

Variable Sub-Account                                                             Since Inception of Sub-Account
Putnam American Government Income                                                                %
Putnam Asia Pacific Growth                                                                       %
Putnam Capital Appreciation                                                                      %
Putnam Diversified Income                                                                        %
The George Putnam Fund                                                                           %
Putnam Global Asset Allocation                                                                   %
Putnam Global Growth                                                                             %
Putnam Growth and Income                                                                         %
Putnam Growth Opportunities                                                                      %
Putnam Health Sciences                                                                           %
Putnam High Yield                                                                                %
Putnam Income                                                                                    %
Putnam International Growth                                                                      %
Putnam International Growth and Income                                                           %
Putnam International New Opportunities                                                           %

Putnam Investors                                                                                 %
Putnam Money Market                                                                              %
Putnam New Opportunities                                                                         %
Putnam New Value                                                                                 %
Putnam OTC & Emerging Growth                                                                     %
Putnam Research                                                                                  %
Putnam Small Cap Value                                                                           %
Putnam Technology                                                                                %
Putnam Utilities Growth and Income                                                               %
Putnam Vista                                                                                     %
Putnam Voyager                                                                                   %
Putnam Voyager II                                                                                %

For each Appendix, replace the parenthetical describing the first performance table under the heading "Non-Standardized Total Returns" with the following:

(Without the Earnings Protection Death Benefit Option, the Enhanced Beneficiary Protection Option or Retirement Income Guarantee Rider)

For each Appendix, add the following tables to the performance tables under the heading "Non-Standardized Total Returns":

(With the Earnings Protection Death Benefit Option, assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date)

Variable Sub-Account                                                             Since Inception of Sub-Account
Putnam American Government Income                                                                %
Putnam Asia Pacific Growth                                                                       %
Putnam Capital Appreciation                                                                      %
Putnam Diversified Income                                                                        %
The George Putnam Fund                                                                           %
Putnam Global Asset Allocation                                                                   %
Putnam Global Growth                                                                             %
Putnam Growth and Income                                                                         %
Putnam Growth Opportunities                                                                      %
Putnam Health Sciences                                                                           %
Putnam High Yield                                                                                %
Putnam Income                                                                                    %
Putnam International Growth                                                                      %
Putnam International Growth and Income                                                           %
Putnam International New Opportunities                                                           %
Putnam Investors                                                                                 %
Putnam Money Market                                                                              %
Putnam New Opportunities                                                                         %
Putnam New Value                                                                                 %
Putnam OTC & Emerging Growth                                                                     %
Putnam Research                                                                                  %
Putnam Small Cap Value                                                                           %
Putnam Technology                                                                                %
Putnam Utilities Growth and Income                                                               %
Putnam Vista                                                                                     %
Putnam Voyager                                                                                   %
Putnam Voyager II                                                                                %

(With the Earnings Protection Death Benefit Option, assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date)

Variable Sub-Account                                                             Since Inception of Sub-Account
Putnam American Government Income                                                                %

Putnam Asia Pacific Growth                                                                       %
Putnam Capital Appreciation                                                                      %
Putnam Diversified Income                                                                        %
The George Putnam Fund                                                                           %
Putnam Global Asset Allocation                                                                   %
Putnam Global Growth                                                                             %
Putnam Growth and Income                                                                         %
Putnam Growth Opportunities                                                                      %
Putnam Health Sciences                                                                           %
Putnam High Yield                                                                                %
Putnam Income                                                                                    %
Putnam International Growth                                                                      %
Putnam International Growth and Income                                                           %
Putnam International New Opportunities                                                           %
Putnam Investors                                                                                 %
Putnam Money Market                                                                              %
Putnam New Opportunities                                                                         %
Putnam New Value                                                                                 %
Putnam OTC & Emerging Growth                                                                     %
Putnam Research                                                                                  %
Putnam Small Cap Value                                                                           %
Putnam Technology                                                                                %
Putnam Utilities Growth and Income                                                               %
Putnam Vista                                                                                     %
Putnam Voyager                                                                                   %
Putnam Voyager II                                                                                %

(With the Earnings Protection Death Benefit Option
[assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date] and Enhanced Beneficiary Protection Option)

Variable Sub-Account                                                             Since Inception of Sub-Account
Putnam American Government Income                                                                %
Putnam Asia Pacific Growth                                                                       %
Putnam Capital Appreciation                                                                      %
Putnam Diversified Income                                                                        %
The George Putnam Fund                                                                           %
Putnam Global Asset Allocation                                                                   %
Putnam Global Growth                                                                             %
Putnam Growth and Income                                                                         %
Putnam Growth Opportunities                                                                      %
Putnam Health Sciences                                                                           %
Putnam High Yield                                                                                %
Putnam Income                                                                                    %
Putnam International Growth                                                                      %
Putnam International Growth and Income                                                           %
Putnam International New Opportunities                                                           %
Putnam Investors                                                                                 %
Putnam Money Market                                                                              %
Putnam New Opportunities                                                                         %
Putnam New Value                                                                                 %
Putnam OTC & Emerging Growth                                                                     %
Putnam Research                                                                                  %
Putnam Small Cap Value                                                                           %
Putnam Technology                                                                                %
Putnam Utilities Growth and Income                                                               %
Putnam Vista                                                                                     %
Putnam Voyager                                                                                   %
Putnam Voyager II                                                                                %


For each Appendix, replace the parenthetical describing the first performance table under the heading "Adjusted Historical Total Returns" with the following:

(Without the Earnings Protection Death Benefit Option, the Enhanced Beneficiary Protection Option or Retirement Income Guarantee Rider)

For each Appendix, add the following tables to the performance tables under the heading "Adjusted Historical Total Returns":

(With the Earnings Protection Death Benefit Option, assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date)*

Variable Sub-Account                            One Year       Five Years        10 Years or
                                                                                 Since Fund Inception **
Putnam American Government Income                   %              %                 %
Putnam Asia Pacific Growth                          %              %                 %
Putnam Capital Appreciation                         %              %                 %
Putnam Diversified Income                           %              %                 %
The George Putnam Fund                              %              %                 %
Putnam Global Asset Allocation                      %              %                 %
Putnam Global Growth                                %              %                 %
Putnam Growth and Income                            %              %                 %
Putnam Growth Opportunities                         %              %                 %
Putnam Health Sciences                              %              %                 %
Putnam High Yield                                   %              %                 %
Putnam Income                                       %              %                 %
Putnam International Growth                         %              %                 %
Putnam International Growth and Income              %              %                 %
Putnam International New Opportunities              %              %                 %
Putnam Investors                                    %              %                 %
Putnam Money Market                                 %              %                 %
Putnam New Opportunities                            %              %                 %
Putnam New Value                                    %              %                 %
Putnam OTC & Emerging Growth                        %              %                 %
Putnam Research                                     %              %                 %
Putnam Small Cap Value                              %              %                 %
Putnam Technology                                   %              %                 %
Putnam Utilities Growth and Income                  %              %                 %
Putnam Vista                                        %              %                 %
Putnam Voyager                                      %              %                 %
Putnam Voyager II                                   %              %                 %

* Performance figures have been adjusted to reflect the current charge for the Earnings Protection Death Benefit Option as if that feature had been available throughout the periods shown.

** The inception dates for the Funds appear in the first footnote to the preceding table. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds (Class IA shares) are shown on the first note to the first table above.

(With the Earnings Protection Death Benefit Option, assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date)*

Variable Sub-Account                                                             Since Inception of Sub-Account
Putnam American Government Income                                                                %
Putnam Asia Pacific Growth                                                                       %
Putnam Capital Appreciation                                                                      %
Putnam Diversified Income                                                                        %
The George Putnam Fund                                                                           %
Putnam Global Asset Allocation                                                                   %

Putnam Global Growth                                                                             %
Putnam Growth and Income                                                                         %
Putnam Growth Opportunities                                                                      %
Putnam Health Sciences                                                                           %
Putnam High Yield                                                                                %
Putnam Income                                                                                    %
Putnam International Growth                                                                      %
Putnam International Growth and Income                                                           %
Putnam International New Opportunities                                                           %
Putnam Investors                                                                                 %
Putnam Money Market                                                                              %
Putnam New Opportunities                                                                         %
Putnam New Value                                                                                 %
Putnam OTC & Emerging Growth                                                                     %
Putnam Research                                                                                  %
Putnam Small Cap Value                                                                           %
Putnam Technology                                                                                %
Putnam Utilities Growth and Income                                                               %
Putnam Vista                                                                                     %
Putnam Voyager                                                                                   %
Putnam Voyager II                                                                                %

(With the Earnings Protection Death Benefit Option
[assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date] and Enhanced Beneficiary Protection Option)*

Variable Sub-Account                            One Year       Five Years        10 Years or
                                                                                 Since Fund Inception **
Putnam American Government Income                   %              %                 %
Putnam Asia Pacific Growth                          %              %                 %
Putnam Capital Appreciation                         %              %                 %
Putnam Diversified Income                           %              %                 %
The George Putnam Fund                              %              %                 %
Putnam Global Asset Allocation                      %              %                 %
Putnam Global Growth                                %              %                 %
Putnam Growth and Income                            %              %                 %
Putnam Growth Opportunities                         %              %                 %
Putnam Health Sciences                              %              %                 %
Putnam High Yield                                   %              %                 %
Putnam Income                                       %              %                 %
Putnam International Growth                         %              %                 %
Putnam International Growth and Income              %              %                 %
Putnam International New Opportunities              %              %                 %
Putnam Investors                                    %              %                 %
Putnam Money Market                                 %              %                 %
Putnam New Opportunities                            %              %                 %
Putnam New Value                                    %              %                 %
Putnam OTC & Emerging Growth                        %              %                 %
Putnam Research                                     %              %                 %
Putnam Small Cap Value                              %              %                 %
Putnam Technology                                   %              %                 %
Putnam Utilities Growth and Income                  %              %                 %
Putnam Vista                                        %              %                 %
Putnam Voyager                                      %              %                 %
Putnam Voyager II                                   %              %                 %

* Performance figures have been adjusted to reflect the current charge for the Earnings Protection Death Benefit Option and Enhanced Beneficiary Protection Option as if those features had been available throughout the periods shown.

** The inception dates for the Funds appear in the first footnote to the preceding table. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds (Class IA shares) are shown on the first note to the first table above.

(With the Earnings Protection Death Benefit Option
[assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date] and Retirement Income Guarantee Rider 2)*

Variable Sub-Account                            One Year       Five Years        10 Years or
                                                                                 Since Fund Inception **
Putnam American Government Income                   %              %                 %
Putnam Asia Pacific Growth                          %              %                 %
Putnam Capital Appreciation                         %              %                 %
Putnam Diversified Income                           %              %                 %
The George Putnam Fund                              %              %                 %
Putnam Global Asset Allocation                      %              %                 %
Putnam Global Growth                                %              %                 %
Putnam Growth and Income                            %              %                 %
Putnam Growth Opportunities                         %              %                 %
Putnam Health Sciences                              %              %                 %
Putnam High Yield                                   %              %                 %
Putnam Income                                       %              %                 %
Putnam International Growth                         %              %                 %
Putnam International Growth and Income              %              %                 %
Putnam International New Opportunities              %              %                 %
Putnam Investors                                    %              %                 %
Putnam Money Market                                 %              %                 %
Putnam New Opportunities                            %              %                 %
Putnam New Value                                    %              %                 %
Putnam OTC & Emerging Growth                        %              %                 %
Putnam Research                                     %              %                 %
Putnam Small Cap Value                              %              %                 %
Putnam Technology                                   %              %                 %
Putnam Utilities Growth and Income                  %              %                 %
Putnam Vista                                        %              %                 %
Putnam Voyager                                      %              %                 %
Putnam Voyager II                                   %              %                 %

* Performance figures have been adjusted to reflect the current charge for the Earnings Protection Death Benefit Option and Retirement Income Guarantee Rider 2 as if those features had been available throughout the periods shown.

** The inception dates for the Funds appear in the first footnote to the preceding table. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds (Class IA shares) are shown on the first note to the first table above.

(With the Earnings Protection Death Benefit Option
[assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date], Enhanced Beneficiary Protection Option and Retirement Income Guarantee Rider 2)*

Variable Sub-Account                            One Year       Five Years        10 Years or
                                                                                 Since Fund Inception **
Putnam American Government Income                   %              %                 %
Putnam Asia Pacific Growth                          %              %                 %
Putnam Capital Appreciation                         %              %                 %
Putnam Diversified Income                           %              %                 %
The George Putnam Fund                              %              %                 %
Putnam Global Asset Allocation                      %              %                 %
Putnam Global Growth                                %              %                 %
Putnam Growth and Income                            %              %                 %
Putnam Growth Opportunities                         %              %                 %
Putnam Health Sciences                              %              %                 %
Putnam High Yield                                   %              %                 %
Putnam Income                                       %              %                 %

Putnam International Growth                         %              %                 %
Putnam International Growth and Income              %              %                 %
Putnam International New Opportunities              %              %                 %
Putnam Investors                                    %              %                 %
Putnam Money Market                                 %              %                 %
Putnam New Opportunities                            %              %                 %
Putnam New Value                                    %              %                 %
Putnam OTC & Emerging Growth                        %              %                 %
Putnam Research                                     %              %                 %
Putnam Small Cap Value                              %              %                 %
Putnam Technology                                   %              %                 %
Putnam Utilities Growth and Income                  %              %                 %
Putnam Vista                                        %              %                 %
Putnam Voyager                                      %              %                 %
Putnam Voyager II                                   %              %                 %

* Performance figures have been adjusted to reflect the current charge for the Earnings Protection Death Benefit Option, Enhanced Beneficiary Protection Option and Retirement Income Guarantee Rider 2 as if those features had been available throughout the periods shown.

** The inception dates for the Funds appear in the first footnote to the preceding table. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds (Class IA shares) are shown on the first note to the first table above.

PART C

                                OTHER INFORMATION

Part C is hereby amended to include the following exhibits:

Item 24(b) Exhibits:

(4)(b)  Form of Earnings Protection Death Benefit Rider

(9)(d) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company

(10)(a) Consent of Independent Auditors*

(10)(b) Consent of Freedman, Levy, Kroll & Simonds*

(13) Performance Data Calculations*

(99)(c) Powers of Attorney for John L. Carl, Richard I. Cohen, Margaret G. Dyer, Edward M. Liddy, J. Kevin McCarthy, Robert W. Pike and Steven C. Verney

* To be filed by subsequent amendment.



                                   Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, Allstate Life Insurance Company Separate Account A, has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the 31st day of January, 2001.

               Allstate Life Insurance Company Separate Account A
                                  (Registrant)

                       By: Allstate Life Insurance Company
                                   (Depositor)

                                       By: /s/Michael J. Velotta
                                       --------------------------------
                                           Michael J. Velotta
                                           Senior Vice President, Secretary and
                                            General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 31st day of January, 2001.


*/THOMAS J. WILSON, II                President and Director
Thomas J. Wilson, II                  (Principal Executive Officer)

/s/MICHAEL J. VELOTTA                 Senior Vice President, Secretary,
Michael J. Velotta                    General Counsel and Director

*/KEVIN R. SLAWIN                     Senior Vice President and Director

Kevin R. Slawin                       (Principal Financial Officer)

*/CASEY J. SYLLA                      Chief Investment Officer and Director
Casey J. Sylla

*/SAMUEL H. PILCH                     Vice President and Controller
Samuel H. Pilch                       (Principal Accounting Officer)

**/JOHN L. CARL                       Director
John L. Carl

**/RICHARD I. COHEN                   Director
Richard I. Cohen

**/MARGARET G. DYER                   Senior Vice President and Director
Margaret G. Dyer

*/MARLA G. FRIEDMAN                   Senior Vice President and Director
Marla G. Friedman

**/EDWARD M. LIDDY                    Director
Edward M. Liddy

*/JOHN C. LOUNDS                      Senior Vice President and Director
John C. Lounds

**/J. KEVIN MCCARTHY                  Senior Vice President and Director
J. Kevin McCarthy

**/ROBERT W. PIKE                     Director
Robert W. Pike

**/STEVEN C. VERNEY                   Vice President and Director
Steven C. Verney

*/ By Michael J. Velotta, pursuant to Powers of Attorney previously filed. **/ By Michael J. Velotta, pursuant to Powers of Attorney filed herewith.

Exhibit Index

(4)(b)  Form of Earnings Protection Death Benefit Rider

(9)(d) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company

(99)(c) Powers of Attorney for John L. Carl, Richard I. Cohen, Margaret G. Dyer, Edward M. Liddy, J. Kevin McCarthy, Robert W. Pike and Steven C. Verney